Shareholder Fees {- Fidelity Freedom® 2030 Fund}	May 28, 2022 USD ($)
03.31 Fidelity Freedom Funds Retail Combo PRO-16 | Fidelity Freedom® 2030 Fund
Shareholder Fees:
(fees paid directly from your investment)	none